WARRANTS (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrants [Line Items]
Warrants liability, Carrying Value	$ 0	$ 162,736
Fair Value, Inputs, Level 1 [Member]
Warrants [Line Items]
Warrants liability, Carrying Value	0
Warrants liability, Fair Value Measurement		0
Fair Value, Inputs, Level 2 [Member]
Warrants [Line Items]
Warrants liability, Fair Value Measurement	0	162,736	$ 553,060	$ 720,857
Fair Value, Inputs, Level 3 [Member]
Warrants [Line Items]
Warrants liability, Fair Value Measurement	$ 0	$ 0